Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Research and development	$ 46,160	$ 114,935	$ 311,084	$ 174,935
Sales and marketing	5,585	6,186	20,772	17,118
General and administrative	27,584	27,880	116,437	97,905
Loss on disposal of property and equipment	3,698		2,695	64,191
Total operating expenses	83,027	149,001	450,988	354,149
Loss from operations	(83,027)	(149,001)	(450,988)	(354,149)
Change in fair value measurements	94,917	1,186	(69,671)	(22,700)
Loss on settlement of notes payable	(3,021)		(7,690)	(86,904)
Interest expense	(4,651)	(3,746)	(7,236)	(30,181)
Related party interest expense	(140)	(622)	(3,879)	(16,663)
Other income (expense), net	2,409	(915)	(12,544)	(5,668)
Income (loss) before income taxes	6,487	(153,098)	(552,008)	(516,265)
Income tax provision			(61)	(240)
Net income (loss)	$ 6,487	$ (153,098)	(552,069)	(516,505)
Per share information (Note 17):
Net loss per Common Stock - Class A and Class B - basic (in Dollars per share)	$ 0.01	$ (0.48)
Weighted average Common Stock outstanding - Class A and Class B - basic (in Shares)	657,565,442	322,211,392
Net income (loss) per share of Common Stock attributable to common stockholders:
Basic (in Dollars per share)	$ 0.01	$ (0.48)
Diluted (in Dollars per share)	$ (0.07)	$ (0.48)
Weighted average shares used in computing net income (loss) per share of Common Stock:
Basic (in Shares)	657,565,442	322,211,392
Diluted (in Shares)	988,638,662	322,211,392
Total comprehensive income (loss):
Net income (loss)	$ 6,487	$ (153,098)	(552,069)	(516,505)
Change in foreign currency translation adjustment	(555)	(564)	10,450	(971)
Total comprehensive income (loss)	$ 5,932	$ (153,662)	$ (541,619)	$ (517,476)
Class A and Class B
Per share information (Note 17):
Net loss per Common Stock - Class A and Class B - basic (in Dollars per share)			$ (1.5)	$ (2.21)
Weighted average Common Stock outstanding - Class A and Class B - basic (in Shares)			367,254,444	233,390,675
Net income (loss) per share of Common Stock attributable to common stockholders:
Basic (in Dollars per share)			$ (1.5)	$ (2.21)
Diluted (in Dollars per share)			$ (1.50)	$ (2.21)
Weighted average shares used in computing net income (loss) per share of Common Stock:
Basic (in Shares)			367,254,444	233,390,675
Diluted (in Shares)			367,254,444	233,390,675